DERIVATIVES - Schedule of Company’s Derivatives Portfolio (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional Amounts	$ 6,647,277	$ 5,769,802
Gross Fair Value-Derivative Assets	134,907	207,653
Gross Fair Value-Derivative Liabilities	(86,364)	(165,858)
Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		5,769,802	$ 4,359,072
Gross Fair Value-Derivative Assets		207,653	173,209
Gross Fair Value-Derivative Liabilities		(165,858)	(160,642)
Digital Assets
Derivative [Line Items]
Notional Amounts	3,877,580	4,685,112
Gross Fair Value-Derivative Assets	116,830	185,208
Gross Fair Value-Derivative Liabilities	(70,805)	(145,493)
Digital Assets | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		4,685,112	2,831,616
Gross Fair Value-Derivative Assets		185,208	122,911
Gross Fair Value-Derivative Liabilities		(145,493)	(120,795)
Foreign currencies
Derivative [Line Items]
Notional Amounts	199,068	19,259
Gross Fair Value-Derivative Assets	14,651	12,064
Gross Fair Value-Derivative Liabilities	(10,303)	(10,483)
Foreign currencies | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		19,259	3,397
Gross Fair Value-Derivative Assets		12,064	11,279
Gross Fair Value-Derivative Liabilities		(10,483)	(11,027)
Equity securities
Derivative [Line Items]
Notional Amounts	374,332	1,049,846
Gross Fair Value-Derivative Assets	3,051	10,343
Gross Fair Value-Derivative Liabilities	(4,359)	(9,683)
Equity securities | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		1,049,846	54,417
Gross Fair Value-Derivative Assets		10,343	30,541
Gross Fair Value-Derivative Liabilities		(9,683)	(23,876)
Interest rates
Derivative [Line Items]
Notional Amounts	603,854	5,002
Gross Fair Value-Derivative Assets	69	19
Gross Fair Value-Derivative Liabilities	(798)	(13)
Interest rates | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		5,002	1,408,406
Gross Fair Value-Derivative Assets		19	7,698
Gross Fair Value-Derivative Liabilities		(13)	(4,639)
Commodities
Derivative [Line Items]
Notional Amounts	1,592,443	10,583
Gross Fair Value-Derivative Assets	306	19
Gross Fair Value-Derivative Liabilities	(99)	(186)
Commodities | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		10,583	61,236
Gross Fair Value-Derivative Assets		19	780
Gross Fair Value-Derivative Liabilities		(186)	(305)
Digital assets receivable
Derivative [Line Items]
Notional Amounts	7,311	3,911
Gross Fair Value-Derivative Assets	6,065	60,720
Gross Fair Value-Derivative Liabilities	0	0
Digital assets receivable | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		3,911	15,971
Gross Fair Value-Derivative Assets		60,720	20,860
Gross Fair Value-Derivative Liabilities		0	0
Embedded derivatives — Digital assets borrowed
Derivative [Line Items]
Notional Amounts	2,674,612	1,269,013
Gross Fair Value-Derivative Assets	70,057	24,039
Gross Fair Value-Derivative Liabilities	(240,379)	(252,635)
Embedded derivatives — Digital assets borrowed | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		1,269,013	369,280
Gross Fair Value-Derivative Assets		24,039	877
Gross Fair Value-Derivative Liabilities		(252,635)	(29,874)
Embedded derivatives — Collateral payable
Derivative [Line Items]
Notional Amounts	1,675,907	1,219,247
Gross Fair Value-Derivative Assets	64,223	55,848
Gross Fair Value-Derivative Liabilities	$ (231,868)	(161,261)
Embedded derivatives — Collateral payable | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		1,219,247	439,544
Gross Fair Value-Derivative Assets		55,848	4,244
Gross Fair Value-Derivative Liabilities		(161,261)	(134,695)
Embedded derivatives — Notes payable
Derivative [Line Items]
Notional Amounts		847,500
Gross Fair Value-Derivative Assets		0
Gross Fair Value-Derivative Liabilities		(136,192)
Embedded derivatives — Notes payable | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		847,500	445,000
Gross Fair Value-Derivative Assets		0	0
Gross Fair Value-Derivative Liabilities		$ (136,192)	$ (10,472)